Share Capital - Schedule of Classes of Share Capital (Details) - GBP (£) £ / shares in Units, £ in Thousands	Jun. 30, 2024	Jun. 30, 2023
Authorised share capital [Abstract]
Number of shares authorised (in shares)	60,000,000
Par value per share (in gbp per share)	£ 0.02	£ 0.02
Share capital, shares authorized, value	£ 1,200	£ 1,200
Number of shares issued [Abstract]
Number of shares issued and fully paid (in shares)	59,031,432	57,750,989
Share capital	£ 1,180	£ 1,155	[1]
Class A ordinary shares
Number of shares issued [Abstract]
Number of shares issued and fully paid (in shares)	44,495,400	41,810,877
Share capital	£ 890	£ 836
Class B ordinary shares
Number of shares issued [Abstract]
Number of shares issued and fully paid (in shares)	14,536,032	15,940,112
Share capital	£ 290	£ 319

[1]	(1) Restated to include the effect of revisions arising from provisional to final acquisition accounting for DEK and Mudbath (refer to note 3C for details).